Investment Objectives and Goals	Feb. 28, 2026
IDX DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	IDX DYNAMIC FIXED INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The IDX Dynamic Fixed Income ETF’s (the “Fund”) investment objective is to seek high current income.
IDX Alternative FIAT ETF
Prospectus [Line Items]
Risk/Return [Heading]	IDX Alternative FIAT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The IDX Alternative FIAT ETF (the “Fund”) seeks capital appreciation.